Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
(Benefit from) provision for income taxes:
Current tax expense (benefit)
Federal	$(105)	$(212)	$—
State	116	101	214
Foreign	28	9	62

Total current tax expense (benefit)	39	(102)	276

Deferred tax expense (benefit)
Federal	105	212	(6,401)
State	—	—	(900)
Foreign	6	(26)	—

Total deferred tax expense (benefit)	111	186	(7,301)

Total income tax expense (benefit)	$150	$84	$(7,025)

Component of Company's Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31,
	2019	2018
Net operating loss carryforwards
Federal	$36,511	$34,707
State	4,075	3,208
Foreign	21	26
Other	11,858	12,219
Stock-based compensation	633	29
Fresh start and intangible assets acquired	1,280	(2,765)

Net deferred tax assets before valuation allowance	54,378	47,424
Valuation allowance	(54,251)	(47,186)

Net deferred tax assets	$127	$238

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and the reported consolidated income tax benefit (expense) are summarized as follows:

	December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Tax reform act	—%	—%	(134.4)%
Federal valuation allowance	(17.6)%	(18.4)%	147.5%
State valuation allowance	(3.9)%	(3.9)%	3.0%
State and local income taxes	3.5%	3.5%	2.3%
Nondeductible expenses	(1.4)%	(2.3)%	(6.8)%
Noncontrolling interest	—%	—%	2.2%
Uncertain tax position reserves	(0.1)%	(0.1)%	(0.5)%
Research and development credits	(1.9)%	—%	—%

Effective income tax rate	(0.4)%	(0.2)%	48.3%

Schedule of Unrecognized Tax Benefits Roll Forward
A tabular roll forward of the Company’s uncertainties in its income tax provision liability is presented below:

	Year Ended December 31,
	2019	2018	2017
Gross balance at beginning of year	$3,286	$3,486	$3,663
Additions based on tax positions related to the current period	133	157	231
Reductions for tax positions of prior years	(801)	(357)	(408)

Gross balance at end of year	$2,618	$3,286	$3,486